EARNINGS PER SHARE - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Weighted average number of common shares outstanding (in shares)	97,761,731	91,835,740
Dilutive effect of RSUs (in shares)	140,747	44,132
Dilutive effect of performance-based RSUs (in shares)	328,044	0
Dilutive effect of stock option conversion (in shares)	344,794	362,101
Diluted weighted average number of common shares outstanding (in shares)	98,575,316	92,241,973